1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

COREY F. ROSE

corey.rose@dechert.com
+1 202 261 3314 Direct
+1 261 261 3158 Fax

December 27, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is one copy, including exhibits, of Post-Effective Amendment No. 150 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”). This Amendment relates to Hartford Core Equity Fund, an existing series of the Registrant (the “Fund”), and is being filed solely for the purposes of registering Class T shares and Class F shares (each a new share class of the Registrant) and making certain changes to the characteristics of Class A, Class I, Class R3, Class R4, Class R5, Class R6, and Class Y shares.  Enclosed with this letter is a marked version of the disclosure applicable to the Fund that reflects these changes.

The Amendment does not reflect any changes to the Funds’ investment strategies, policies, or risks.  On this basis, we hereby request, on behalf of the Registrant and in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment receive selective review from the Securities and Exchange Commission (the “SEC”) and its Staff of the changes contained therein.  The Amendment solely reflects changes relating to the purposes noted above, and the Fund’s investment strategies, policies, and risks are “not substantially different” from the disclosure that the Registrants previously filed in an amendment to the Registration Statement with respect to the Fund. Selective review would serve to expedite the review process for the Registrant and use the Staff’s time and resources more effectively. Consistent with IM Guidance Update No. 2016-06 (Mutual Fund Fee Structures) (the “IM Guidance”), the Registrant states the following:

•                  The disclosure set forth in the Amendment, other than the changes noted above, has been reviewed by the Staff in other contexts;

•                  The disclosure set forth in the Amendment has been reviewed by the Staff in connection with the Registrant’s filing pursuant to Rule 485(a) on December 22, 2015 (Accession No. 0001571049-15-010166);

•                  The changes in the Amendment that could be considered material are limited to those noted above; and

•                  The Registrant believes that no other area of the Amendment warrants particular attention.

As Lisa Zeises and I discussed with Deborah O’Neal-Johnson and Keith O’Connell of the Staff of the SEC on November 11, 2016, the Registrant and The Hartford Mutual Funds II, Inc. (File Nos. 002-11387/811-00558) intend to use this filing (the “Template Filing”) as a basis to request Rule 485(b)(1)(vii) treatment to (i) register Class T shares and Class F shares for all other existing series of the Registrant and all existing series of The Hartford Mutual Funds II, Inc.; (ii) register Class R6 shares for the Hartford Schroders Funds,(1) each a series of The Hartford Mutual Funds II, Inc.; and (iii) make certain changes to the characteristics of Class A, Class I, Class R3, Class R4, Class R5, Class R6, and Class Y shares that could be considered material (the “Replicate Filings”). The Registrant anticipates that the Replicate Filings will be made on or about February 28, 2017.  Consistent with the IM Guidance, the Registrant makes the following representations:

•                  The disclosure changes in the Template Filing are substantially identical to disclosure changes that will be made in the Replicate Filings.

•                  The Replicate Filings will incorporate changes made to the disclosure included in the Template Filing to resolve any Staff comments thereon.

•                  The Replicate Filings will not include any other changes that would otherwise render them ineligible for filing under Rule 485(b).

(1)                                 The Hartford Schroders Funds include: Hartford Schroders Emerging Markets Debt and Currency Fund, Hartford Schroders Emerging Markets Equity Fund, Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Hartford Schroders Global Strategic Bond Fund, Hartford Schroders Income Builder Fund, Hartford Schroders International Multi-Cap Value Fund, Hartford Schroders International Stock Fund, Hartford Schroders Tax-Aware Bond Fund, Hartford Schroders US Small Cap Opportunities Fund, and Hartford Schroders US Small/Mid Cap Opportunities Fund.

Please contact me at (202) 261-3314 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose

cc:	Alice A. Pellegrino
Lisa D. Zeises
John O’Hanlon
Joshua M. Katz